Inventories (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Inventory Disclosure [Abstract]
Raw materials	$ 4,038	$ 4,963
Work-in-progress	2,372	4,437
Finished goods	1,704	1,428
Total inventories	8,114	10,828
Obsolescence allowance at beginning of the year	3,887	3,554	$ 3,450
Additional charges/(usage), net	(252)	341	134
Written off		(8)	(30)
Obsolescence allowance at the end of the year	$ 3,635	$ 3,887	$ 3,554